Segment Reporting (Details) - Schedule of Revenues by Geographic Areas - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Revenues by Geographic Areas [Line Items]
Sales amount (in Dollars)	$ 57,525,700	$ 105,416,746	$ 167,744,801
Sales percentage	100.00%	100.00%	100.00%
Mainland China [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales amount (in Dollars)	$ 52,121,372	$ 96,449,118	$ 133,852,929
Sales percentage	91.00%	92.00%	80.00%
Hong Kong and Taiwan [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales amount (in Dollars)	$ 5,404,328	$ 8,948,112	$ 32,244,188
Sales percentage	9.00%	8.00%	19.00%
Others [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales amount (in Dollars)		$ 19,516	$ 1,647,684
Sales percentage			1.00%